Rotable spare parts, furniture and equipment, net - Reconciliation of changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		$ 7,281,157	$ 7,385,334
Additions		(3,964,885)	(3,682,005)
Disposals and transfers		(926,566)	(2,971,631)
Borrowing costs, net		59,692	(17,822)
Other movements		148	1,098
Depreciation		(1,022,012)	(797,827)	$ (587,849)
Balance at end of the year	$ 454,602	9,357,304	7,281,157	7,385,334
Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		12,152,595
Balance at end of the year		13,610,685	12,152,595
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(4,871,438)
Balance at end of the year		(4,253,381)	(4,871,438)
Aircraft Spare engines
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		47,039
Depreciation		(39,179)	(5,946)	(1,787)
Balance at end of the year		7,859	47,039
Finance pre-delivery payments of aircraft
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		465,913	733,250
Additions		(517,234)	(668,376)
Disposals and transfers		(2,781)	(861,761)
Depreciation		(117,638)	(73,952)
Balance at end of the year		862,728	465,913	733,250
Finance pre-delivery payments of aircraft | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,689,473
Balance at end of the year		2,193,686	1,689,473
Finance pre-delivery payments of aircraft | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(1,223,560)
Balance at end of the year		(1,330,958)	(1,223,560)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		27,016	40,950
Additions			(128)
Disposals and transfers		(14)
Other movements		14,899	2,317
Depreciation		(16,261)	(16,379)
Balance at end of the year		25,640	27,016	40,950
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		175,407
Balance at end of the year		153,485	175,407
Constructions and improvements | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(148,391)
Balance at end of the year		(127,845)	(148,391)
Computer equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		7,819	13,071
Additions		(1,470)	(1,648)
Disposals and transfers		(61)
Other movements		522	713
Depreciation		(5,630)	(7,613)
Balance at end of the year		4,120	7,819	13,071
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		49,945
Balance at end of the year		28,813	49,945
Computer equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(42,126)
Balance at end of the year		(24,693)	(42,126)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		31,726	36,660
Additions		(63)	(733)
Disposals and transfers		(3,462)
Other movements		3,010	101
Depreciation		(5,571)	(5,768)
Balance at end of the year		25,766	31,726	36,660
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		67,035
Balance at end of the year		60,362	67,035
Office furniture and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(35,309)
Balance at end of the year		(34,596)	(35,309)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		7,675	9,012
Additions		(1,938)
Disposals and transfers		(2,491)
Other movements			36
Depreciation		(1,168)	(1,373)
Balance at end of the year		5,954	7,675	9,012
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		20,448
Balance at end of the year		11,011	20,448
Electric power equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(12,773)
Balance at end of the year		(5,057)	(12,773)
Workshop tools
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,329	4,852
Additions		(1,708)	(851)
Disposals and transfers		(277)
Depreciation		(3,612)	(2,374)
Balance at end of the year		1,148	3,329	4,852
Workshop tools | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		27,727
Balance at end of the year		8,664	27,727
Workshop tools | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(24,398)
Balance at end of the year		(7,516)	(24,398)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		7,323	9,634
Additions		(4,796)
Disposals and transfers		(5,078)
Other movements		3,579	222
Depreciation		(2,436)	(2,533)
Balance at end of the year		8,184	7,323	9,634
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		15,247
Balance at end of the year		11,542	15,247
Motorized transport equipment platform | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(7,924)
Balance at end of the year		(3,358)	(7,924)
Communications equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,765	5,777
Disposals and transfers		(587)
Other movements		431	1,083
Depreciation		(1,013)	(1,095)
Balance at end of the year		4,596	5,765	5,777
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		14,803
Balance at end of the year		12,049	14,803
Communications equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(9,038)
Balance at end of the year		(7,453)	(9,038)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		12,933	10,209
Additions		(4,173)
Disposals and transfers		(872)
Other movements		130	4,273
Depreciation		(1,928)	(1,549)
Balance at end of the year		14,436	12,933	10,209
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		20,574
Balance at end of the year		22,679	20,574
Workshop machinery and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(7,641)
Balance at end of the year		(8,243)	(7,641)
Service carts on board
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,104	2,121
Additions			(1,541)
Depreciation		(762)	(558)
Balance at end of the year		2,342	3,104	2,121
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		9,216
Balance at end of the year		9,216	9,216
Service carts on board | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(6,112)
Balance at end of the year		(6,874)	(6,112)
Allowance for obsolescence [Member]
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,000	3,000
Disposals and transfers		3,000
Balance at end of the year			3,000	3,000
Allowance for obsolescence [Member] | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,000
Balance at end of the year			3,000
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,920,126	4,507,770
Additions		(1,130,669)	(2,185,902)
Disposals and transfers		(885,855)	(1,755,724)
Borrowing costs, net		59,692	(17,822)
Balance at end of the year		5,224,632	4,920,126	4,507,770
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,920,126
Balance at end of the year		5,224,632	4,920,126
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		53,545	474,240
Additions		(547,220)	(176,607)
Disposals and transfers		(28,088)	(354,146)
Other movements		(26,736)	(243,156)
Balance at end of the year		545,941	53,545	474,240
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		53,545
Balance at end of the year		545,941	53,545
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,737,883	1,540,788
Additions		(1,755,614)	(646,219)
Other movements		4,313	235,509
Depreciation		(865,993)	(684,633)
Balance at end of the year		2,631,817	1,737,883	$ 1,540,788
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,092,049
Balance at end of the year		5,328,605	5,092,049
Leasehold improvements to flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(3,354,166)
Balance at end of the year		$ (2,696,788)	$ (3,354,166)